Quarterly Report
November 30, 2021
MFS®  Core Equity Fund
RGI-Q1

Portfolio of Investments
11/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace & Defense – 2.2%
CACI International, Inc., “A” (a)	22,336	$5,794,628
Curtiss-Wright Corp.	76,114	9,576,663
Honeywell International, Inc.	190,673	38,561,708
Howmet Aerospace, Inc.	515,952	14,513,730
L3Harris Technologies, Inc.	62,988	13,169,531
Leidos Holdings, Inc.	32,664	2,871,492
Northrop Grumman Corp.	34,706	12,105,453
Parsons Corp. (a)	143,226	4,753,671
Raytheon Technologies Corp.	406,825	32,920,279
		$134,267,155
Alcoholic Beverages – 0.3%
Constellation Brands, Inc., “A”	70,902	$15,976,348
Apparel Manufacturers – 0.5%
NIKE, Inc., “B”	62,270	$10,538,575
Skechers USA, Inc., “A” (a)	403,546	18,127,286
		$28,665,861
Automotive – 1.2%
Aptiv PLC (a)	150,723	$24,168,433
LKQ Corp.	747,010	41,757,859
Magna International, Inc.	140,389	10,562,869
		$76,489,161
Biotechnology – 1.2%
Adaptive Biotechnologies Corp. (a)	145,329	$3,791,634
Biogen, Inc. (a)	84,524	19,925,688
Illumina, Inc. (a)	30,571	11,168,503
Oxford Nanopore Technologies PLC (a)	371,334	3,407,604
Vertex Pharmaceuticals, Inc. (a)	204,701	38,266,805
		$76,560,234
Broadcasting – 1.1%
Discovery Communications, Inc., “C” (a)	615,382	$13,975,325
Walt Disney Co. (a)	392,211	56,831,374
		$70,806,699
Brokerage & Asset Managers – 1.6%
Charles Schwab Corp.	340,114	$26,321,422
CME Group, Inc.	109,503	24,147,602
Invesco Ltd.	1,100,684	24,578,274
KKR & Co., Inc.	337,047	25,093,149
		$100,140,447
Business Services – 2.7%
Accenture PLC, “A”	60,076	$21,471,163
Amdocs Ltd.	178,588	12,469,014
Clarivate PLC (a)	1,100,421	25,683,826
Cognizant Technology Solutions Corp., “A”	160,391	12,507,290
Fidelity National Information Services, Inc.	177,534	18,552,303
Fiserv, Inc. (a)	185,589	17,913,050
Global Payments, Inc.	106,722	12,704,187
PayPal Holdings, Inc. (a)	181,670	33,588,966
Thoughtworks Holding, Inc. (a)	356,668	10,414,706
		$165,304,505

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Cable TV – 0.1%
Cable One, Inc.	3,073	$5,445,540
Chemicals – 0.4%
Element Solutions, Inc.	833,578	$19,063,929
FMC Corp.	76,053	7,619,750
		$26,683,679
Computer Software – 11.1%
Adobe Systems, Inc. (a)	144,107	$96,530,074
Atlassian Corp. PLC, “A” (a)	130,725	49,194,432
Avalara, Inc. (a)	118,856	16,601,806
Cadence Design Systems, Inc. (a)	306,900	54,462,474
Microsoft Corp.	1,181,510	390,595,391
Ping Identity Holding Corp. (a)	276,169	6,575,584
salesforce.com, inc. (a)	271,068	77,243,537
		$691,203,298
Computer Software - Systems – 9.1%
Apple, Inc. (s)	2,351,138	$388,643,112
NICE Systems Ltd., ADR (a)	87,090	25,428,538
Rapid7, Inc. (a)	163,217	20,248,701
ServiceNow, Inc. (a)	69,464	44,991,833
Square, Inc., “A” (a)	96,625	20,129,886
TransUnion	375,337	41,733,721
Zebra Technologies Corp., “A” (a)	44,286	26,074,711
		$567,250,502
Construction – 1.6%
AvalonBay Communities, Inc., REIT	89,985	$21,494,717
AZEK Co., Inc. (a)	385,051	15,101,700
Masco Corp.	334,907	22,070,371
Otis Worldwide Corp.	164,524	13,227,730
Sherwin-Williams Co.	30,995	10,266,784
Vulcan Materials Co.	89,249	17,103,678
		$99,264,980
Consumer Products – 1.2%
Colgate-Palmolive Co.	300,190	$22,520,254
International Flavors & Fragrances, Inc.	69,315	9,854,514
Kimberly-Clark Corp.	141,582	18,449,550
Procter & Gamble Co.	180,723	26,128,931
		$76,953,249
Consumer Services – 0.7%
Booking Holdings, Inc. (a)	6,762	$14,212,710
Bright Horizons Family Solutions, Inc. (a)	107,974	13,275,403
Grand Canyon Education, Inc. (a)	193,584	14,029,033
		$41,517,146
Containers – 0.3%
Ball Corp.	191,825	$17,926,046
Electrical Equipment – 1.4%
AMETEK, Inc.	74,324	$10,145,226
Amphenol Corp., “A”	82,082	6,614,168
Fortive Corp.	125,576	9,276,299
Johnson Controls International PLC	351,044	26,244,049
Sensata Technologies Holding PLC (a)	438,867	24,444,892

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
TE Connectivity Ltd.	49,155	$7,566,429
		$84,291,063
Electronics – 5.2%
Advanced Micro Devices (a)	333,982	$52,892,729
Applied Materials, Inc.	301,131	44,323,472
Broadcom, Inc.	97,630	54,055,778
Intel Corp.	551,780	27,147,576
Lam Research Corp.	47,995	32,629,401
Monolithic Power Systems, Inc.	33,082	18,309,564
NXP Semiconductors N.V.	173,744	38,807,460
Silicon Laboratories, Inc. (a)	31,967	6,274,163
Texas Instruments, Inc.	238,288	45,839,463
		$320,279,606
Energy - Independent – 1.0%
ConocoPhillips	325,909	$22,855,998
Diamondback Energy, Inc.	127,176	13,573,494
Pioneer Natural Resources Co.	69,959	12,475,089
Valero Energy Corp.	153,091	10,247,912
		$59,152,493
Energy - Integrated – 1.0%
Chevron Corp.	525,768	$59,343,434
Engineering - Construction – 0.3%
APi Group, Inc. (a)	574,264	$13,386,094
Comfort Systems USA, Inc.	56,133	5,325,338
		$18,711,432
Food & Beverages – 2.1%
Archer Daniels Midland Co.	261,002	$16,236,934
Coca-Cola Co.	158,490	8,312,801
Coca-Cola Europacific Partners PLC	150,669	7,438,529
Hostess Brands, Inc. (a)	195,396	3,319,778
J.M. Smucker Co.	65,150	8,239,521
Mondelez International, Inc.	559,168	32,957,362
Oatly Group AB, ADR (a)	747,613	6,691,136
PepsiCo, Inc.	295,317	47,185,750
		$130,381,811
Food & Drug Stores – 0.5%
Wal-Mart Stores, Inc.	237,045	$33,335,638
Forest & Paper Products – 0.4%
Rayonier, Inc., REIT	650,026	$24,551,482
Gaming & Lodging – 0.8%
International Game Technology PLC	444,572	$12,012,335
Marriott International, Inc., “A” (a)	128,030	18,892,107
Penn National Gaming, Inc. (a)	77,612	3,976,063
Wyndham Hotels & Resorts, Inc.	203,184	16,149,064
		$51,029,569
General Merchandise – 0.8%
Dollar General Corp.	236,704	$52,382,595

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 1.3%
Cigna Corp.	271,137	$52,031,190
Humana, Inc.	64,062	26,887,462
		$78,918,652
Insurance – 3.2%
Aon PLC	218,680	$64,678,983
Arthur J. Gallagher & Co.	209,613	34,145,958
Assurant, Inc.	109,487	16,652,973
Chubb Ltd.	181,349	32,546,705
Everest Re Group Ltd.	42,033	10,776,420
Hartford Financial Services Group, Inc.	250,729	16,573,187
MetLife, Inc.	241,494	14,166,038
Reinsurance Group of America, Inc.	72,801	6,909,543
SiriusPoint Ltd. (a)	37,584	289,397
		$196,739,204
Internet – 5.9%
Alphabet, Inc., “A” (a)(s)	90,077	$255,634,022
Meta Platforms, Inc., “A” (a)	343,711	111,520,471
		$367,154,493
Leisure & Toys – 0.7%
Electronic Arts, Inc.	257,441	$31,979,321
Roblox Corp., “A” (a)	98,459	12,415,680
		$44,395,001
Machinery & Tools – 2.4%
Caterpillar, Inc.	68,273	$13,200,584
Eaton Corp. PLC	187,962	30,461,122
IDEX Corp.	37,550	8,433,354
Ingersoll Rand, Inc.	436,271	25,452,050
PACCAR, Inc.	320,409	26,728,519
Regal Rexnord Corp.	98,946	15,643,363
Roper Technologies, Inc.	62,739	29,120,307
		$149,039,299
Major Banks – 3.7%
JPMorgan Chase & Co.	660,427	$104,895,620
Morgan Stanley	579,787	54,975,403
PNC Financial Services Group, Inc.	277,319	54,631,843
Wells Fargo & Co.	338,211	16,159,722
		$230,662,588
Medical & Health Technology & Services – 1.5%
Guardant Health, Inc. (a)	45,588	$4,792,211
ICON PLC (a)	170,302	46,061,582
McKesson Corp.	200,646	43,492,027
		$94,345,820
Medical Equipment – 5.1%
Align Technology, Inc. (a)	20,586	$12,588,957
Becton, Dickinson and Co.	202,111	47,928,603
Boston Scientific Corp. (a)	1,033,278	39,336,893
Envista Holdings Corp. (a)	246,840	9,577,392
Maravai Lifesciences Holdings, Inc., “A” (a)	1,143,959	52,553,477
Medtronic PLC	427,583	45,623,106
Quidel Corp. (a)	133,461	19,693,505
STERIS PLC	164,976	36,052,205

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Thermo Fisher Scientific, Inc.	79,910	$50,569,445
		$313,923,583
Natural Gas - Pipeline – 0.3%
Cheniere Energy, Inc.	83,720	$8,774,693
Enterprise Products Partners LP	435,316	9,311,410
		$18,086,103
Network & Telecom – 0.5%
Equinix, Inc., REIT	39,711	$32,253,274
Oil Services – 0.3%
Cactus, Inc., “A”	227,959	$8,320,503
ChampionX Corp. (a)	552,426	11,275,015
		$19,595,518
Other Banks & Diversified Financials – 3.9%
Bank OZK	194,171	$8,681,385
First Interstate BancSystem, Inc.	306,836	12,518,909
Moody's Corp.	64,225	25,088,854
Northern Trust Corp.	138,359	16,008,136
Truist Financial Corp.	1,046,399	62,061,925
U.S. Bancorp	405,149	22,420,946
United Community Bank, Inc.	384,802	13,187,165
Visa, Inc., “A”	436,259	84,533,906
		$244,501,226
Pharmaceuticals – 4.6%
Eli Lilly & Co.	222,975	$55,306,719
Johnson & Johnson	509,914	79,510,890
Merck & Co., Inc.	939,111	70,348,805
Organon & Co.	464,068	13,564,708
Zoetis, Inc.	289,900	64,369,396
		$283,100,518
Pollution Control – 0.3%
GFL Environmental, Inc.	439,942	$16,981,761
Printing & Publishing – 0.1%
Warner Music Group Corp.	148,044	$6,414,747
Railroad & Shipping – 1.2%
Canadian Pacific Railway Ltd.	753,481	$52,766,274
Kansas City Southern Co.	73,975	21,515,629
		$74,281,903
Real Estate – 1.2%
Broadstone Net Lease, Inc.	549,388	$13,734,700
Empire State Realty Trust, REIT, “A”	1,023,434	9,303,015
Extra Space Storage, Inc., REIT	81,624	16,324,800
Innovative Industrial Properties, Inc., REIT	37,460	9,620,852
STORE Capital Corp., REIT	622,306	20,498,759
Sun Communities, Inc., REIT	40,608	7,657,857
		$77,139,983

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 1.0%
Starbucks Corp.	369,525	$40,514,721
Wendy's Co.	1,001,609	20,613,113
		$61,127,834
Specialty Chemicals – 1.4%
Air Products & Chemicals, Inc.	55,871	$16,059,560
Ashland Global Holdings, Inc.	159,807	16,151,694
Avient Corp.	261,613	14,391,331
Axalta Coating Systems Ltd. (a)	463,954	14,067,085
Diversey Holdings Ltd. (a)	765,006	10,082,779
DuPont de Nemours, Inc.	237,330	17,552,927
		$88,305,376
Specialty Stores – 6.2%
Amazon.com, Inc. (a)(s)	69,311	$243,078,529
Burlington Stores, Inc. (a)	44,006	12,899,479
Farfetch Ltd., “A” (a)	485,236	16,696,971
Home Depot, Inc.	237,302	95,065,554
Ross Stores, Inc.	114,272	12,465,932
Zumiez, Inc. (a)	172,320	7,885,363
		$388,091,828
Telecommunications - Wireless – 2.3%
Liberty Broadband Corp. (a)	300,837	$46,584,609
SBA Communications Corp., REIT	116,836	40,168,217
T-Mobile USA, Inc. (a)	506,942	55,160,359
		$141,913,185
Tobacco – 0.4%
Philip Morris International, Inc.	271,586	$23,340,101
Utilities - Electric Power – 2.8%
American Electric Power Co., Inc.	129,946	$10,532,123
CenterPoint Energy, Inc.	660,254	17,107,181
Dominion Energy, Inc.	106,588	7,589,066
Duke Energy Corp.	135,200	13,115,752
Evergy, Inc.	166,372	10,531,348
Exelon Corp.	347,887	18,344,081
Generac Holdings, Inc. (a)	32,947	13,878,594
NextEra Energy, Inc.	470,997	40,873,120
PG&E Corp. (a)	1,454,260	17,276,609
Pinnacle West Capital Corp.	29,288	1,905,184
Southern Co.	180,086	11,003,255
Xcel Energy, Inc.	184,936	11,785,971
		$173,942,284
Total Common Stocks		$6,152,168,254
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 0.05% (v)	72,589,054	$72,589,054
Securities Sold Short – (0.4)%
Medical & Health Technology & Services – (0.3)%
Healthcare Services Group, Inc.	(923,682)	$(16,164,435)

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Securities Sold Short – continued
Telecommunications - Wireless – (0.1)%
Crown Castle International Corp., REIT	(44,300)	$(8,047,095)
Total Securities Sold Short		$(24,211,530)

Other Assets, Less Liabilities – 0.1%		8,548,792
Net Assets – 100.0%		$6,209,094,570
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $72,589,054 and $6,152,168,254, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At November 30, 2021, the fund had cash collateral of $703,390 and other liquid securities with an aggregate value of $59,943,879 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$6,152,168,254	$—	$—	$6,152,168,254
Mutual Funds	72,589,054	—	—	72,589,054
Total	$6,224,757,308	$—	$—	$6,224,757,308
Securities Sold Short	$(24,211,530)	$—	$—	$(24,211,530)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$91,616,920	$264,876,151	$283,904,017	$—	$—	$72,589,054
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$10,231	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.